Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 23,969	$ 25,854
Pawn loans	145,318	121,201
Signature loans, net	11,389	10,775
Auto title loans, net	3,222	3,145
Pawn service charges receivable, net	26,455	21,626
Signature loan fees receivable, net	5,348	5,818
Auto title loan fees receivable, net	1,427	1,616
Inventory, net	90,373	71,502
Deferred tax asset	18,125	23,208
Prepaid expenses and other assets	30,611	17,427
Total current assets	356,237	302,172
Investments in unconsolidated affiliates	120,319	101,386
Property and equipment, net	78,498	62,293
Deferred tax asset, non-current	0	60
Goodwill	173,206	117,305
Intangible assets, net	19,790	16,454
Other assets, net	8,400	6,742
Total assets	756,450	606,412
Current liabilities:
Current maturities of long-term debt	0	10,000
Accounts payable and other accrued expenses	57,400	49,663
Customer layaway deposits	6,176	6,109
Income taxes payable	693	3,687
Total current liabilities	64,269	69,459
Long-term debt, less current maturities	17,500	15,000
Deferred tax liability	8,331	0
Deferred gains and other long-term liabilities	2,102	2,525
Total liabilities	92,202	86,984
Commitments and contingencies
Stockholders' equity:
Additional paid-in capital	242,398	225,374
Retained earnings	422,095	299,936
Accumulated other comprehensive income (loss)	(746)	(6,375)
Total stockholders' equity	664,248	519,428
Total liabilities and stockholders' equity	756,450	606,412
Common Stock Class A Non-voting
Stockholders' equity:
Common Stock	471	463
Common Stock Class B Voting
Stockholders' equity:
Common Stock	$ 30	$ 30